Segment Information (Financial Information of Segments) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Revenues	¥ 2,814,361	¥ 2,663,659	¥ 2,508,043
Interest expense	188,328	127,618	68,232
Depreciation and amortization	364,242	340,252	320,339
Other significant non-cash items:
Provision for credit losses	20,968	8,117	5,388
Write-downs of long-lived assets	1,724	2,297	35,666
Increase (Decrease) in policy liabilities and policy account balances	186,193	89,915	146,642
Bargain Purchase Gain	0	1,174	0
Segment profits	360,713	335,923	292,883
Segment assets	16,322,100	15,289,385	14,280,684
Equity method investments	1,313,887	1,062,410
Operating Segment
Segment Reporting Information [Line Items]
Revenues	2,804,921	2,661,264	2,510,397
Finance revenues	350,231	321,249	283,498
Interest expense	190,278	129,286	70,819
Depreciation and amortization	358,825	333,089	311,292
Other significant non-cash items:
Provision for credit losses	20,968	8,121	5,395
Write-downs of long-lived assets	1,724	2,249	35,666
Increase (Decrease) in policy liabilities and policy account balances	60,453	(80,641)	90,276
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	109,145	55,047	216,516
Bargain Purchase Gain		1,174
Segment profits	494,152	406,231	536,056
Segment assets	13,850,946	12,595,988	12,001,540
Long-lived assets	2,663,704	2,300,328	2,150,430
Expenditures for long-lived assets	667,210	600,511	452,217
Equity method investments	1,313,471	1,061,986	1,033,390
Operating Segment | Corporate Financial Services and Maintenance Leasing
Segment Reporting Information [Line Items]
Revenues	444,959	429,897	445,328
Finance revenues	61,428	60,133	57,642
Interest expense	7,467	6,375	5,783
Depreciation and amortization	153,208	149,545	156,116
Other significant non-cash items:
Provision for credit losses	731	1,036	1,296
Write-downs of long-lived assets	225	67	1,092
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	1,305	1,518	164,029
Bargain Purchase Gain		0
Segment profits	81,195	75,025	241,450
Segment assets	1,552,322	1,514,070	1,516,795
Long-lived assets	516,852	500,111	508,035
Expenditures for long-lived assets	183,167	160,920	146,851
Equity method investments	14,984	13,416	14,794
Operating Segment | Real Estate
Segment Reporting Information [Line Items]
Revenues	471,692	418,736	390,688
Finance revenues	6,134	5,562	5,602
Interest expense	4,236	3,367	2,873
Depreciation and amortization	18,376	16,613	16,164
Other significant non-cash items:
Provision for credit losses	66	61	173
Write-downs of long-lived assets	1,218	1,724	88
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	6,089	9,580	1,575
Bargain Purchase Gain		0
Segment profits	65,835	51,578	32,021
Segment assets	994,115	935,027	910,101
Long-lived assets	565,868	592,190	574,661
Expenditures for long-lived assets	64,060	89,380	78,601
Equity method investments	143,751	117,040	113,178
Operating Segment | PE Investment And Concession
Segment Reporting Information [Line Items]
Revenues	379,168	376,322	385,573
Finance revenues	6,679	1,026	1,101
Interest expense	3,567	2,376	2,547
Depreciation and amortization	26,644	22,649	22,325
Other significant non-cash items:
Provision for credit losses	306	(84)	924
Write-downs of long-lived assets	60	229	11,657
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	10,157	(5,192)	(10,873)
Bargain Purchase Gain		58
Segment profits	43,378	2,837	(11,642)
Segment assets	772,834	605,471	353,581
Long-lived assets	95,769	100,848	85,698
Expenditures for long-lived assets	18,913	15,328	11,884
Equity method investments	118,310	28,796	35,869
Operating Segment | Environment and Energy
Segment Reporting Information [Line Items]
Revenues	165,598	215,770	160,232
Finance revenues	1,478	1,230	1,001
Interest expense	19,267	12,276	5,365
Depreciation and amortization	23,975	22,486	18,140
Other significant non-cash items:
Provision for credit losses	13	(8)	0
Write-downs of long-lived assets	138	58	19,564
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	4,532	19,966	7,295
Bargain Purchase Gain		1,018
Segment profits	29,898	32,960	997
Segment assets	847,049	773,617	703,608
Long-lived assets	498,461	450,797	388,399
Expenditures for long-lived assets	55,838	76,556	30,200
Equity method investments	219,018	188,436	202,589
Operating Segment | Insurance
Segment Reporting Information [Line Items]
Revenues	563,869	499,487	486,704
Finance revenues	300	300	265
Interest expense	806	365	551
Depreciation and amortization	17,138	18,628	17,872
Other significant non-cash items:
Provision for credit losses	(2)	(1)	0
Write-downs of long-lived assets	0	0	0
Increase (Decrease) in policy liabilities and policy account balances	60,453	(80,641)	90,276
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	205	0	0
Bargain Purchase Gain		0
Segment profits	70,034	62,990	57,861
Segment assets	2,309,357	2,050,412	2,072,145
Long-lived assets	26,590	27,194	27,962
Expenditures for long-lived assets	8	0	0
Equity method investments	29,742	17,577	10,772
Operating Segment | Banking and credit
Segment Reporting Information [Line Items]
Revenues	88,574	84,774	82,719
Finance revenues	80,653	78,066	76,191
Interest expense	5,911	5,698	5,259
Depreciation and amortization	1,821	1,402	1,335
Other significant non-cash items:
Provision for credit losses	4,064	716	2,395
Write-downs of long-lived assets	0	0	0
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	57,063	(488)	2,103
Bargain Purchase Gain		0
Segment profits	96,744	37,610	41,498
Segment assets	2,733,021	2,698,747	2,687,156
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Equity method investments	43,601	2,006	2,114
Operating Segment | Aircraft and Ships
Segment Reporting Information [Line Items]
Revenues	65,191	54,665	39,441
Finance revenues	7,769	7,312	3,382
Interest expense	29,189	18,877	11,400
Depreciation and amortization	20,366	16,257	15,669
Other significant non-cash items:
Provision for credit losses	3	1	0
Write-downs of long-lived assets	0	0	2,331
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	18,393	9,089	(6,274)
Bargain Purchase Gain		98
Segment profits	26,773	18,583	(2,319)
Segment assets	1,058,435	742,890	684,098
Long-lived assets	565,846	295,549	271,592
Expenditures for long-lived assets	174,517	103,993	70,370
Equity method investments	399,061	347,508	306,646
Operating Segment | ORIX USA
Segment Reporting Information [Line Items]
Revenues	173,426	185,889	153,597
Finance revenues	112,545	106,875	91,021
Interest expense	58,060	43,643	17,140
Depreciation and amortization	2,872	3,023	2,678
Other significant non-cash items:
Provision for credit losses	7,843	3,856	(278)
Write-downs of long-lived assets	0	114	928
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	(2,955)	6,635	29,789
Bargain Purchase Gain		0
Segment profits	17,337	49,021	75,235
Segment assets	1,537,025	1,462,717	1,366,098
Long-lived assets	9,841	12,639	13,399
Expenditures for long-lived assets	60	1,428	717
Equity method investments	61,415	87,513	89,220
Operating Segment | ORIX Europe
Segment Reporting Information [Line Items]
Revenues	227,151	207,292	220,872
Finance revenues	2,409	812	56
Interest expense	13,308	4,317	(647)
Depreciation and amortization	7,003	6,619	1,225
Other significant non-cash items:
Provision for credit losses	0	0	0
Write-downs of long-lived assets	0	0	0
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	3,113	(123)	689
Bargain Purchase Gain		0
Segment profits	28,619	40,675	49,334
Segment assets	459,248	417,941	401,869
Long-lived assets	0	0	0
Expenditures for long-lived assets	0	0	0
Equity method investments	11,907	10,213	9,820
Operating Segment | Asia and Australia
Segment Reporting Information [Line Items]
Revenues	225,293	188,432	145,243
Finance revenues	70,836	59,933	47,237
Interest expense	48,467	31,992	20,548
Depreciation and amortization	87,422	75,867	59,768
Other significant non-cash items:
Provision for credit losses	7,944	2,544	885
Write-downs of long-lived assets	83	57	6
Increase (Decrease) in policy liabilities and policy account balances	0	0	0
Equity in net income (loss) of equity method investments and gains (losses) on sales of subsidiaries and equity method investments, net	11,243	14,062	28,183
Bargain Purchase Gain		0
Segment profits	34,339	34,952	51,621
Segment assets	1,587,540	1,395,096	1,306,089
Long-lived assets	384,477	321,000	280,684
Expenditures for long-lived assets	170,647	152,906	113,594
Equity method investments	¥ 271,682	¥ 249,481	¥ 248,388